Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.25%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$196,350	$220,405
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	380,000	387,033
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	245,000	263,794
Total asset-backed securities (Cost $840,406)				871,232

	Shares
Common stocks: 35.61%
Communication services: 3.94%
Diversified telecommunication services: 1.70%
AT&T, Inc.	68,938	1,995,066
Orange SA	138,338	2,104,568
Telenor ASA	120,453	1,872,630
		5,972,264
Interactive media & services: 1.46%
Alphabet, Inc. Class A	15,930	2,807,344
Meta Platforms, Inc. Class A	3,118	2,301,364
		5,108,708
Media: 0.33%
Publicis Groupe SA	10,311	1,162,115
Wireless telecommunication services: 0.45%
SK Telecom Co. Ltd.	37,076	1,557,654
Consumer discretionary: 3.37%
Automobiles: 0.73%
BYD Co. Ltd. Class H	88,500	1,381,060
Tesla, Inc.†	3,700	1,175,342
		2,556,402
Broadline retail: 1.14%
Amazon.com, Inc.†	13,424	2,945,091
JD.com, Inc. Class A	65,300	1,063,939
		4,009,030
Hotels, restaurants & leisure: 0.37%
Booking Holdings, Inc.	225	1,302,579
Household durables: 0.59%
Haier Smart Home Co. Ltd. Class H	277,600	793,906
Panasonic Holdings Corp.	117,400	1,268,120
		2,062,026
Specialty retail: 0.25%
Gap, Inc.	40,728	888,278
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.29%
Deckers Outdoor Corp.†	9,796	$1,009,674
Consumer staples: 1.66%
Beverages: 0.58%
Coca-Cola HBC AG	39,286	2,051,342
Consumer staples distribution & retail: 1.08%
Sysco Corp.	22,013	1,667,265
Walmart, Inc.	21,525	2,104,714
		3,771,979
Energy: 1.59%
Independent power and renewable electricity producers: 0.56%
Enviva, Inc.‡†	103,033	1,944,748
Oil, gas & consumable fuels: 1.03%
Cheniere Energy, Inc.	5,294	1,289,195
ConocoPhillips	15,631	1,402,726
Devon Energy Corp.	29,024	923,253
		3,615,174
Financials: 6.35%
Banks: 2.79%
Banca Monte dei Paschi di Siena SpA	100,863	858,058
China Construction Bank Corp. Class H	1,558,000	1,571,903
Citigroup, Inc.	31,370	2,670,215
Credit Agricole SA	59,374	1,123,580
DBS Group Holdings Ltd.	36,500	1,289,198
UniCredit SpA	34,069	2,283,889
		9,796,843
Capital markets: 0.90%
3i Group PLC	35,186	1,989,880
Plus500 Ltd.	24,696	1,151,208
		3,141,088
Consumer finance: 0.43%
SLM Corp.	45,735	1,499,651
Insurance: 1.89%
Aviva PLC	173,132	1,471,526
BB Seguridade Participacoes SA	236,700	1,559,673
Power Corp. of Canada	44,396	1,734,109
Sompo Holdings, Inc.	61,900	1,867,682
		6,632,990
Mortgage real estate investment trusts (REITs): 0.34%
Ladder Capital Corp. Class A	109,437	1,176,448
See accompanying notes to portfolio of investments
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care: 3.02%
Biotechnology: 1.00%
AbbVie, Inc.	9,369	$1,739,074
Gilead Sciences, Inc.	15,854	1,757,733
		3,496,807
Health care equipment & supplies: 0.35%
Lantheus Holdings, Inc.†	15,150	1,240,179
Health care providers & services: 0.34%
Cencora, Inc.	4,029	1,208,096
Pharmaceuticals: 1.33%
Eli Lilly & Co.	1,656	1,290,902
Merck & Co., Inc.	24,253	1,919,867
Pfizer, Inc.	59,630	1,445,431
		4,656,200
Industrials: 2.78%
Building products: 1.16%
Johnson Controls International PLC	11,611	1,226,354
Owens Corning	7,590	1,043,777
Trane Technologies PLC	4,147	1,813,939
		4,084,070
Electrical equipment: 0.38%
Signify NV144A	48,757	1,319,818
Industrial conglomerates: 0.89%
Hitachi Ltd.	63,800	1,862,984
Siemens AG	4,935	1,265,240
		3,128,224
Professional services: 0.35%
SS&C Technologies Holdings, Inc.	14,733	1,219,892
Information technology: 10.16%
Communications equipment: 0.53%
Arista Networks, Inc.†	18,124	1,854,266
Electronic equipment, instruments & components: 0.80%
TD SYNNEX Corp.	12,132	1,646,312
TE Connectivity PLC	6,792	1,145,607
		2,791,919
IT services: 0.49%
International Business Machines Corp.	5,854	1,725,642
Semiconductors & semiconductor equipment: 3.74%
Broadcom, Inc.	12,102	3,335,916
KLA Corp.	1,739	1,557,692
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
NVIDIA Corp.	34,374	$5,430,748
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,251	2,774,729
		13,099,085
Software: 2.74%
InterDigital, Inc.	10,052	2,253,960
Microsoft Corp.	10,283	5,114,867
SAP SE	7,329	2,228,661
		9,597,488
Technology hardware, storage & peripherals: 1.86%
Apple, Inc.	14,255	2,924,698
Dell Technologies, Inc. Class C	13,285	1,628,741
Seagate Technology Holdings PLC	13,689	1,975,734
		6,529,173
Materials: 0.30%
Metals & mining: 0.30%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232)♦†˃	42,660	0
Fortescue Ltd.	105,211	1,058,058
		1,058,058
Real estate: 1.34%
Health care REITs: 0.42%
Omega Healthcare Investors, Inc.	40,189	1,472,927
Retail REITs: 0.36%
Simon Property Group, Inc.	7,841	1,260,519
Specialized REITs: 0.56%
VICI Properties, Inc. Class A	60,079	1,958,575
Utilities: 1.09%
Gas utilities: 0.59%
UGI Corp.	56,348	2,052,194
Multi-utilities: 0.50%
Engie SA	75,123	1,763,187
Investment Companies: 0.01%
Resolute Topco, Inc.‡†	5,151	28,331
Total common stocks (Cost $89,745,916)		124,803,643

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 34.59%
Basic materials: 0.60%
Chemicals: 0.47%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$545,000	557,877
See accompanying notes to portfolio of investments
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals(continued)
Chemours Co.144A	8.00%	1-15-2033	$495,000	$463,522
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	650,000	635,508
				1,656,907
Iron/steel: 0.13%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	460,000	433,624
Communications: 4.56%
Advertising: 0.63%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	450,000	444,881
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	660,000	691,563
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	225,000	214,900
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	800,000	846,971
				2,198,315
Internet: 0.38%
Arches Buyer, Inc.144A	4.25	6-1-2028	250,000	239,285
Arches Buyer, Inc.144A	6.13	12-1-2028	335,000	308,103
Cablevision Lightpath LLC144A	5.63	9-15-2028	425,000	410,574
Match Group Holdings II LLC144A	5.63	2-15-2029	360,000	357,369
				1,315,331
Media: 2.20%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	925,000	823,423
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,620,745
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	475,000	470,623
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	400,000	398,538
CSC Holdings LLC144A	3.38	2-15-2031	570,000	394,947
CSC Holdings LLC144A	5.50	4-15-2027	760,000	725,607
CSC Holdings LLC144A	5.75	1-15-2030	335,000	165,686
CSC Holdings LLC144A	11.25	5-15-2028	375,000	373,589
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	135,000	134,559
DISH DBS Corp.144A	5.75	12-1-2028	210,000	181,781
DISH Network Corp.144A	11.75	11-15-2027	1,220,000	1,257,608
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	415,000	390,617
Sirius XM Radio LLC144A	4.13	7-1-2030	835,000	769,903
				7,707,626
Telecommunications: 1.35%
CommScope LLC144A	8.25	3-1-2027	620,000	617,611
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	1,711,256	1,561,744
Level 3 Financing, Inc.144A	3.63	1-15-2029	525,000	448,875
Level 3 Financing, Inc.144A	3.88	10-15-2030	350,000	303,625
Level 3 Financing, Inc.144A	6.88	6-30-2033	275,000	279,819
Lumen Technologies, Inc.144A	10.00	10-15-2032	562,375	574,325
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Viasat, Inc.144A	5.63%	4-15-2027	$335,000	$333,686
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	600,000	628,372
				4,748,057
Consumer, cyclical: 5.32%
Airlines: 0.09%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	108,333	108,085
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	225,000	224,802
				332,887
Apparel: 0.11%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥%%	10.00	7-15-2033	380,000	393,876
Auto parts & equipment: 0.25%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	380,000	388,588
Adient Global Holdings Ltd.144A	8.25	4-15-2031	115,000	120,836
ZF North America Capital, Inc.144A	6.88	4-23-2032	390,000	360,454
				869,878
Distribution/wholesale: 0.04%
RB Global Holdings, Inc.144A	7.75	3-15-2031	140,000	147,176
Entertainment: 1.38%
CCM Merger, Inc.144A	6.38	5-1-2026	1,460,000	1,460,488
Churchill Downs, Inc.144A	6.75	5-1-2031	525,000	539,606
Cinemark USA, Inc.144A	7.00	8-1-2032	1,325,000	1,375,569
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	675,000	696,218
WarnerMedia Holdings, Inc.	5.05	3-15-2042	575,000	387,406
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	420,000	390,172
				4,849,459
Home builders: 0.25%
LGI Homes, Inc.144A	8.75	12-15-2028	570,000	592,537
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	272,391
				864,928
Home furnishings: 0.03%
Whirlpool Corp.	6.13	6-15-2030	110,000	110,967
Housewares: 0.30%
Newell Brands, Inc.	6.38	5-15-2030	460,000	447,499
Newell Brands, Inc.144A	8.50	6-1-2028	575,000	603,872
				1,051,371
Leisure time: 0.69%
NCL Corp. Ltd.144A	6.75	2-1-2032	280,000	286,056
NCL Corp. Ltd.144A	7.75	2-15-2029	330,000	350,883
See accompanying notes to portfolio of investments
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
NCL Corp. Ltd.144A	8.13%	1-15-2029	$210,000	$221,378
Sabre Global, Inc.144A	10.75	11-15-2029	609,000	625,776
Sabre Global, Inc.144A	11.13	7-15-2030	55,000	57,530
Viking Cruises Ltd.144A	5.88	9-15-2027	170,000	170,095
Viking Cruises Ltd.144A	7.00	2-15-2029	690,000	696,051
				2,407,769
Lodging: 0.34%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	525,000	544,693
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	615,000	629,843
				1,174,536
Retail: 1.84%
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	1,090,000	1,145,970
FirstCash, Inc.144A	4.63	9-1-2028	405,000	397,639
FirstCash, Inc.144A	6.88	3-1-2032	705,000	729,529
Group 1 Automotive, Inc.144A	6.38	1-15-2030	430,000	441,551
Lithia Motors, Inc.144A	4.38	1-15-2031	505,000	480,192
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	460,000	438,552
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	405,000	393,555
QXO Building Products, Inc.144A	6.75	4-30-2032	450,000	463,591
Saks Global Enterprises LLC144A	11.00	12-15-2029	720,000	270,000
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	370,000	379,845
Sonic Automotive, Inc.144A	4.63	11-15-2029	260,000	252,264
Sonic Automotive, Inc.144A	4.88	11-15-2031	495,000	470,486
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	545,000	578,014
				6,441,188
Consumer, non-cyclical: 6.08%
Commercial services: 2.26%
Allied Universal Holdco LLC144A	7.88	2-15-2031	520,000	543,240
Block, Inc.	6.50	5-15-2032	700,000	722,206
CoreCivic, Inc.	8.25	4-15-2029	1,230,000	1,304,113
GEO Group, Inc.	8.63	4-15-2029	725,000	767,579
GEO Group, Inc.	10.25	4-15-2031	725,000	795,149
Grand Canyon University	5.13	10-1-2028	1,000,000	969,864
Herc Holdings, Inc.144A	7.00	6-15-2030	625,000	652,723
Hertz Corp.144A	12.63	7-15-2029	150,000	156,864
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	150,000	150,235
Service Corp. International	5.75	10-15-2032	660,000	666,731
Sotheby’s ArtFi Master Trust144A	5.88	6-1-2029	795,000	715,915
Veritiv Operating Co.144A	10.50	11-30-2030	440,000	476,298
				7,920,917
Food: 0.55%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	450,000	449,548
B&G Foods, Inc.144A	8.00	9-15-2028	785,000	755,788
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food(continued)
Lamb Weston Holdings, Inc.144A	4.38%	1-31-2032	$500,000	$468,250
Performance Food Group, Inc.144A	6.13	9-15-2032	260,000	265,963
				1,939,549
Healthcare-services: 2.78%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	355,000	314,795
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	475,000	456,888
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	475,000	503,437
Concentra Health Services, Inc.144A	6.88	7-15-2032	525,000	543,566
DaVita, Inc.144A	6.88	9-1-2032	1,300,000	1,347,034
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	938,057
IQVIA, Inc.144A	6.25	6-1-2032	225,000	230,899
IQVIA, Inc.144A	6.50	5-15-2030	490,000	505,181
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	235,163	193,716
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	396,993	296,256
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	207,685	205,966
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	390,000	385,551
Radiology Partners, Inc.144A	8.50	7-15-2032	395,000	395,920
Star Parent, Inc.144A	9.00	10-1-2030	875,000	920,342
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	430,000	438,175
Tenet Healthcare Corp.	6.75	5-15-2031	1,125,000	1,163,913
Toledo Hospital	6.02	11-15-2048	1,000,000	911,250
				9,750,946
Household products/wares: 0.09%
Central Garden & Pet Co.	4.13	10-15-2030	345,000	325,677
Pharmaceuticals: 0.40%
AdaptHealth LLC144A	5.13	3-1-2030	525,000	498,816
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	840,000	889,189
				1,388,005
Energy: 4.08%
Energy-alternate sources: 0.28%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,460,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	300,000	287,218
TerraForm Power Operating LLC144A	5.00	1-31-2028	710,000	702,768
				989,986
Oil & gas: 0.90%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	375,000	393,350
California Resources Corp.144A	8.25	6-15-2029	300,000	307,943
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	240,000	265,045
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	700,000	675,065
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	65,000	67,443
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	145,000	150,067
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	200,000	196,485
Murphy Oil Corp.	6.00	10-1-2032	305,000	290,784
See accompanying notes to portfolio of investments
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Nabors Industries Ltd.144A	7.50%	1-15-2028	$285,000	$254,257
Nabors Industries, Inc.144A	8.88	8-15-2031	335,000	248,841
Nabors Industries, Inc.144A	9.13	1-31-2030	315,000	301,614
				3,150,894
Oil & gas services: 0.53%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	320,000	326,028
Bristow Group, Inc.144A	6.88	3-1-2028	1,245,000	1,251,234
Oceaneering International, Inc.	6.00	2-1-2028	300,000	302,473
				1,879,735
Pipelines: 2.37%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	220,000	227,227
Buckeye Partners LP	5.85	11-15-2043	425,000	374,577
Buckeye Partners LP144A	6.88	7-1-2029	260,000	269,366
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	150,000	148,184
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	955,000	1,036,259
Excelerate Energy LP144A	8.00	5-15-2030	445,000	469,101
Harvest Midstream I LP144A	7.50	9-1-2028	730,000	742,436
Hess Midstream Operations LP144A	5.50	10-15-2030	225,000	225,997
Hess Midstream Operations LP144A	6.50	6-1-2029	145,000	149,119
Kinetik Holdings LP144A	5.88	6-15-2030	705,000	710,978
Prairie Acquiror LP144A	9.00	8-1-2029	500,000	520,808
Rockies Express Pipeline LLC144A	6.75	3-15-2033	155,000	161,769
Rockies Express Pipeline LLC144A	6.88	4-15-2040	855,000	856,490
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	800,000	784,973
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	445,000	458,962
Venture Global LNG, Inc.144A	8.38	6-1-2031	750,000	778,977
Venture Global LNG, Inc.144A	9.88	2-1-2032	355,000	383,387
				8,298,610
Financial: 6.01%
Banks: 0.18%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	630,000	621,327
Diversified financial services: 2.42%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	820,000	811,637
Azorra Finance Ltd.144A%%	7.25	1-15-2031	180,000	183,766
Encore Capital Group, Inc.144A	9.25	4-1-2029	575,000	611,474
EZCORP, Inc.144A	7.38	4-1-2032	390,000	410,517
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	120,000	121,146
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	270,000	277,616
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	655,000	689,163
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	485,000	468,838
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	425,000	423,469
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jefferson Capital Holdings LLC144A	8.25%	5-15-2030	$230,000	$238,314
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	425,000	448,608
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	100,000	102,145
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	610,000	633,604
Navient Corp.	11.50	3-15-2031	705,000	798,736
OneMain Finance Corp.	7.88	3-15-2030	710,000	754,424
PRA Group, Inc.144A	5.00	10-1-2029	410,000	377,852
Rocket Cos., Inc.144A	6.13	8-1-2030	270,000	275,138
United Wholesale Mortgage LLC144A	5.50	4-15-2029	900,000	873,590
				8,500,037
Insurance: 0.90%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	1,150,000	1,185,436
AmWINS Group, Inc.144A	6.38	2-15-2029	315,000	321,059
HUB International Ltd.144A	5.63	12-1-2029	365,000	365,049
HUB International Ltd.144A	7.25	6-15-2030	125,000	130,630
HUB International Ltd.144A	7.38	1-31-2032	755,000	789,978
Panther Escrow Issuer LLC144A	7.13	6-1-2031	350,000	363,563
				3,155,715
REITs: 2.51%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	465,000	494,627
Brandywine Operating Partnership LP	8.88	4-12-2029	1,175,000	1,272,135
Iron Mountain, Inc.144A	4.50	2-15-2031	335,000	319,185
Iron Mountain, Inc.144A	5.25	7-15-2030	1,525,000	1,504,141
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	725,000	758,125
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	460,000	481,416
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	395,000	394,498
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	230,000	236,541
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	220,000	226,324
Service Properties Trust	8.38	6-15-2029	295,000	306,826
Service Properties Trust144A	8.63	11-15-2031	1,175,000	1,261,447
Starwood Property Trust, Inc.144A	6.50	7-1-2030	675,000	697,181
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	135,000	126,468
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	225,000	227,283
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	466,000	493,980
				8,800,177
See accompanying notes to portfolio of investments
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 3.40%
Aerospace/defense: 0.72%
Spirit AeroSystems, Inc.144A	9.75%	11-15-2030	$775,000	$854,709
TransDigm, Inc.144A	6.63	3-1-2032	1,595,000	1,651,453
				2,506,162
Building materials: 0.63%
Builders FirstSource, Inc.144A	6.38	3-1-2034	455,000	463,678
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	515,000	474,938
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	725,000	741,075
Quikrete Holdings, Inc.144A	6.38	3-1-2032	185,000	190,239
Quikrete Holdings, Inc.144A	6.75	3-1-2033	325,000	335,344
				2,205,274
Electrical components & equipment: 0.44%
Energizer Holdings, Inc.144A	4.38	3-31-2029	825,000	780,297
WESCO Distribution, Inc.144A	6.63	3-15-2032	725,000	753,398
				1,533,695
Environmental control: 0.11%
Clean Harbors, Inc.144A	6.38	2-1-2031	380,000	389,319
Machinery-diversified: 0.30%
Chart Industries, Inc.144A	7.50	1-1-2030	230,000	240,793
Chart Industries, Inc.144A	9.50	1-1-2031	455,000	485,672
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	335,000	334,765
				1,061,230
Packaging & containers: 0.54%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	730,000	732,242
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	245,000	250,458
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	370,000	378,445
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	500,000	526,239
				1,887,384
Transportation: 0.17%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	585,000	596,918
Trucking & leasing: 0.49%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	560,000	556,986
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	825,000	854,234
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	310,000	320,084
				1,731,304
Technology: 2.23%
Computers: 0.46%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	595,000	631,233
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Computers(continued)
Insight Enterprises, Inc.144A	6.63%	5-15-2032	$295,000	$303,890
Seagate HDD Cayman	8.50	7-15-2031	635,000	681,470
				1,616,593
Office/business equipment: 0.14%
Zebra Technologies Corp.144A	6.50	6-1-2032	490,000	503,856
Semiconductors: 0.08%
Entegris, Inc.144A	5.95	6-15-2030	265,000	269,212
Software: 1.55%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	650,000	639,773
Cloud Software Group, Inc.144A	6.50	3-31-2029	530,000	534,936
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,025,000	1,090,835
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,165,000	1,207,552
Ellucian Holdings, Inc.144A	6.50	12-1-2029	525,000	536,914
Rocket Software, Inc.144A	9.00	11-28-2028	650,000	670,023
SS&C Technologies, Inc.144A	6.50	6-1-2032	720,000	747,443
				5,427,476
Utilities: 2.31%
Electric: 2.19%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	600,000	585,305
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	495,000	509,652
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	420,000	405,676
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	730,000	755,704
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	925,000	896,197
PG&E Corp.	5.25	7-1-2030	750,000	714,482
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	870,000	823,907
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	410,000	394,235
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	445,000	450,355
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	625,000	679,305
Vistra Operations Co. LLC144A	7.75	10-15-2031	620,000	658,963
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	780,000	799,603
				7,673,384
Gas: 0.12%
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	400,000	428,329
Total corporate bonds and notes (Cost $119,271,092)				121,255,606
See accompanying notes to portfolio of investments
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 6.46%
Financial: 6.46%
Banks: 5.00%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	1,300,000	$1,525,976
AIB Group PLC (EURIBOR ICE Swap Rate 11:00am+4.39%)ʊ±	7.13	10-30-2029	EUR	1,000,000	1,245,683
Bankinter SA (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.00	6-30-2030	EUR	1,000,000	1,172,061
Barclays PLC (5 Year GBP OIS (SONIA) SWAP Rate+4.69%)ʊ±	8.38	9-15-2031	GBP	600,000	849,327
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	800,000	981,346
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25	3-13-2029	EUR	800,000	1,054,770
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,300,000	1,650,014
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+5.11%)ʊ±	7.38	10-30-2031	EUR	600,000	735,686
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.85%)ʊ±	5.50	3-1-2028	EUR	1,200,000	1,443,579
Investec PLC (UK Gilts 5 Year+6.57%)ʊ±	10.50	8-28-2029	GBP	500,000	754,099
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+3.99%)ʊ±	6.25	9-17-2031	EUR	1,000,000	1,209,883
Lloyds Banking Group PLC (UK Gilts 5 Year+5.88%)ʊ±	8.50	9-27-2027	GBP	1,000,000	1,439,566
NatWest Group PLC (UK Gilts 5 Year+3.29%)ʊ±	7.50	2-28-2032	GBP	1,000,000	1,360,639
Unicaja Banco SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.02%)ʊ±	4.88	11-18-2026	EUR	600,000	701,438
UniCredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.61%)ʊ±	4.45	12-3-2027	EUR	1,200,000	1,406,770
					17,530,837
Insurance: 0.90%
Achmea BV (EURIBOR ICE Swap Rate 11:00am+3.74%)ʊ±	6.13	1-28-2035	EUR	250,000	296,079
ASR Nederland NV (EURIBOR ICE Swap Rate 11:00am+4.03%)ʊ±	6.63	12-27-2031	EUR	900,000	1,116,242
Aviva PLC (UK Gilts 5 Year+4.65%)ʊ±	6.88	12-15-2031	GBP	750,000	1,022,358
Gothaer Allgemeine Versicherung AG (3 Month EURIBOR+3.50%)±	5.00	6-20-2045	EUR	200,000	237,012
SCOR SE (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.00	6-20-2034	EUR	400,000	477,713
					3,149,404
Savings & loans: 0.56%
Coventry Building Society (UK Gilts 5 Year+4.73%)ʊ±	8.75	6-11-2029	GBP	400,000	575,217
Nationwide Building Society (UK Gilts 5 Year+3.85%)ʊ±	7.50	12-20-2030	GBP	1,000,000	1,385,415
					1,960,632
Total foreign corporate bonds and notes (Cost $20,144,650)					22,640,873

	Shares
Investment companies: 0.77%
Exchange-traded funds: 0.77%
iShares Core MSCI EAFE ETF	32,350	2,700,578
Total investment companies (Cost $2,459,000)		2,700,578
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 2.61%
Communications: 0.94%
Media: 0.46%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.81%	1-18-2028	$611,403	$602,238
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.79	8-2-2029	627,362	621,371
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	10.18	7-14-2025	220,000	212,758
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	8.83	9-30-2027	284,401	160,686
				1,597,053
Telecommunications: 0.48%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	12-17-2029	1,160,000	1,172,691
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	530,000	522,797
				1,695,488
Consumer, cyclical: 0.46%
Airlines: 0.16%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.02	10-20-2027	354,404	356,134
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	205,000	205,342
				561,476
Auto parts & equipment: 0.08%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.54	3-30-2027	291,816	275,200
Housewares: 0.11%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.08	10-30-2029	377,714	377,401
Retail: 0.11%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	420,000	385,988
Consumer, non-cyclical: 0.46%
Commercial services: 0.17%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	4-13-2029	235,959	236,254
Hertz Corp. (U.S. SOFR 3 Month+3.50%)±	8.04	6-30-2028	433,114	358,943
				595,197
Healthcare-products: 0.02%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.57	6-26-2030	65,000	65,041
Healthcare-services: 0.27%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	1,064,622	773,629
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71	1-9-2026	183,553	138,766
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.03	12-31-2030	50,032	49,156
				961,551
Energy: 0.07%
Pipelines: 0.07%
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.58	8-1-2029	266,635	268,051
See accompanying notes to portfolio of investments
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.26%
Insurance: 0.26%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69%	7-31-2027	$272,863	$272,464
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	659,029	628,549
				901,013
Industrial: 0.26%
Aerospace/defense: 0.04%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.78	1-15-2027	139,641	139,641
Building materials: 0.22%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.18	11-23-2027	571,508	568,890
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.58	2-10-2032	214,462	214,087
				782,977
Technology: 0.16%
Computers: 0.11%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.32	3-1-2029	379,050	367,599
Software: 0.05%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.58	11-28-2028	182,690	183,041
Total loans (Cost $9,624,776)				9,156,717
Municipal obligations: 3.25%
California: 0.48%
Education revenue: 0.27%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	860,000	824,762
California School Finance Authority Fenton Charter Public Schools Series B144A	4.25	7-1-2025	140,000	140,000
				964,762
Tobacco revenue: 0.21%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	720,226
				1,684,988
Colorado: 0.13%
Health revenue: 0.13%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	445,177
Florida: 0.38%
Education revenue: 0.07%
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-2144A	5.43	6-1-2027	255,000	256,322
Water & sewer revenue: 0.31%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,180,000	1,069,687
				1,326,009
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 0.06%
Health revenue: 0.06%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75%	12-1-2028	$200,000	$198,146
Guam: 0.16%
Airport revenue: 0.16%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	560,585
Illinois: 0.35%
GO revenue: 0.35%
Chicago Board of Education Series E	6.04	12-1-2029	1,255,000	1,233,521
Indiana: 0.14%
Health revenue: 0.14%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	475,370
Iowa: 0.34%
Housing revenue: 0.34%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,197,504
Louisiana: 0.15%
Health revenue: 0.15%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	525,000	515,170
New Jersey: 0.27%
Education revenue: 0.27%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	961,026
New York: 0.07%
Health revenue: 0.04%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	150,000	145,884
Utilities revenue: 0.03%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	105,000	104,294
				250,178
Oklahoma: 0.14%
Health revenue: 0.14%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	486,484
See accompanying notes to portfolio of investments
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.46%
Industrial development revenue: 0.46%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10%	1-1-2028	$700,000	$619,399
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	10.00	7-1-2026	1,000,000	1,010,317
				1,629,716
Wisconsin: 0.12%
Education revenue: 0.12%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	430,000	421,825
Total municipal obligations (Cost $12,055,956)				11,385,699

	Dividend rate	Shares
Preferred stocks: 0.32%
Energy: 0.32%
Oil, gas & consumable fuels: 0.32%
Petroleo Brasileiro SA - Petrobras	0.06	194,412	1,122,867
Total preferred stocks (Cost $1,428,048)			1,122,867

	Interest rate		Principal
Yankee corporate bonds and notes: 9.87%
Communications: 1.86%
Internet: 0.48%
Rakuten Group, Inc.144A	9.75	4-15-2029	$870,000	952,980
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	755,000	738,634
				1,691,614
Media: 0.49%
Virgin Media Finance PLC144A	5.00	7-15-2030	250,000	228,463
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	850,000	789,981
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	165,000	161,533
VZ Secured Financing BV144A	5.00	1-15-2032	605,000	538,213
				1,718,190
Telecommunications: 0.89%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,200,000	1,216,324
Telecom Italia Capital SA	7.20	7-18-2036	365,000	388,521
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	655,000	658,914
Zegona Finance PLC144A	8.63	7-15-2029	800,000	854,000
				3,117,759
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.88%
Airlines: 0.35%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$500,000	$526,250
Latam Airlines Group SA144A%%	7.63	1-7-2031	140,000	140,525
Latam Airlines Group SA144A	7.88	4-15-2030	540,000	550,800
				1,217,575
Entertainment: 0.22%
Banijay Entertainment SASU144A	8.13	5-1-2029	755,000	783,283
Leisure time: 0.31%
Carnival Corp.144A	6.00	5-1-2029	375,000	378,916
Carnival Corp.144A	6.13	2-15-2033	700,000	716,206
				1,095,122
Consumer, non-cyclical: 1.11%
Cosmetics/Personal Care: 0.34%
Opal Bidco SAS144A	6.50	3-31-2032	625,000	637,883
Perrigo Finance Unlimited Co.	6.13	9-30-2032	555,000	560,323
				1,198,206
Healthcare-products: 0.19%
Bausch & Lomb Corp.144A	8.38	10-1-2028	630,000	657,563
Pharmaceuticals: 0.58%
1261229 BC Ltd.144A	10.00	4-15-2032	1,135,000	1,144,954
Bausch Health Cos., Inc.144A	11.00	9-30-2028	215,000	212,850
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	679,416
				2,037,220
Energy: 0.40%
Oil & gas: 0.29%
Baytex Energy Corp.144A	8.50	4-30-2030	295,000	295,179
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	516,342	471,571
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	243,000	241,505
				1,008,255
Pipelines: 0.11%
Northriver Midstream Finance LP144A	6.75	7-15-2032	380,000	393,538
Financial: 4.69%
Banks: 4.11%
Banco Bilbao Vizcaya Argentaria SA (5 Year Treasury Constant Maturity+5.10%)ʊ±	9.38	3-19-2029	900,000	993,235
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	450,000	467,437
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	800,000	883,174
Barclays PLC (USD SOFR ICE Swap Rate 11:00am NY 5 Year+5.78%)ʊ±	9.63	12-15-2029	1,400,000	1,554,991
See accompanying notes to portfolio of investments
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00%	8-22-2031	$330,000	$348,933
BNP Paribas SA (5 Year Treasury Constant Maturity+4.35%)ʊ±	8.50	8-14-2028	1,400,000	1,480,457
HSBC Holdings PLC (5 Year Treasury Constant Maturity+3.65%)ʊ±	4.60	12-17-2030	1,500,000	1,366,578
ING Groep NV (5 Year Treasury Constant Maturity+3.51%)ʊ±	4.88	5-16-2029	1,000,000	937,530
Nordea Bank Abp (5 Year Treasury Constant Maturity+2.60%)ʊ±	3.75	3-1-2029	1,200,000	1,077,683
Societe Generale SA (5 Year Treasury Constant Maturity+5.39%)ʊ±	9.38	11-22-2027	1,200,000	1,273,463
Standard Chartered PLC (5 Year Treasury Constant Maturity+3.81%)ʊ±	4.75	1-14-2031	1,000,000	900,977
Svenska Handelsbanken AB (5 Year Treasury Constant Maturity+4.05%)ʊ±	4.75	3-1-2031	1,000,000	918,436
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	395,000	384,195
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)ʊ±	4.88	2-12-2027	1,600,000	1,556,232
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	257,927
				14,401,248
Diversified financial services: 0.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	185,000	192,250
GGAM Finance Ltd.144A	5.88	3-15-2030	725,000	730,147
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	735,000	753,457
				1,675,854
Insurance: 0.10%
Allianz SE (5 Year Treasury Constant Maturity+2.17%)ʊ±	3.20	10-30-2027	400,000	350,387
Industrial: 0.71%
Aerospace/defense: 0.20%
Bombardier, Inc.144A	8.75	11-15-2030	625,000	676,612
Electronics: 0.20%
Sensata Technologies BV144A	5.88	9-1-2030	700,000	700,942
Machinery-diversified: 0.01%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	45,000	45,047
Packaging & containers: 0.30%
Trivium Packaging Finance BV144A	8.25	7-15-2030	535,000	565,755
Trivium Packaging Finance BV144A	12.25	1-15-2031	455,000	487,730
				1,053,485
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.22%
Electric: 0.22%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$800,000	$780,259
Total yankee corporate bonds and notes (Cost $33,962,592)				34,602,159

		Yield	Shares
Short-term investments: 4.50%
Investment companies: 4.50%
Allspring Government Money Market Fund Select Class♠∞##		4.26	15,758,131	15,758,131
Total short-term investments (Cost $15,758,131)				15,758,131
Total investments in securities (Cost $305,290,567)	98.23%			344,297,505
Other assets and liabilities, net	1.77			6,209,592
Total net assets	100.00%			$350,507,097

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $65,232), representing 0.00% of its net assets as of period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,205,284	$117,505,958	$(115,953,111)	$0	$0	$15,758,131	15,758,131	$534,964
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	14,515,444	EUR	12,630,000	Citibank N.A.	7-23-2025	$0	$(370,036)
USD	422,487	EUR	360,000	Citibank N.A.	7-23-2025	0	(1,802)
USD	7,266,252	GBP	5,410,000	Citibank N.A.	7-23-2025	0	(157,492)
						$0	$(529,330)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Volatility Index	74	7-16-2025	$1,493,847	$1,384,725	$0	$(109,122)
Euro STOXX 50 Index	168	9-19-2025	10,554,629	10,541,904	0	(12,725)
FTSE 100 Index	59	9-19-2025	7,217,643	7,118,294	0	(99,349)
					$0	$(221,196)
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 21

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
22 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Income Builder Fund | 23

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$871,232	$0	$871,232
Common stocks
Communication services	13,800,741	0	0	13,800,741
Consumer discretionary	11,827,989	0	0	11,827,989
Consumer staples	5,823,321	0	0	5,823,321
Energy	3,615,174	0	1,944,748	5,559,922
Financials	22,247,020	0	0	22,247,020
Health care	10,601,282	0	0	10,601,282
Industrials	9,752,004	0	0	9,752,004
Information technology	35,597,573	0	0	35,597,573
Investment Companies	0	0	28,331	28,331
Materials	1,058,058	0	0	1,058,058
Real estate	4,692,021	0	0	4,692,021
Utilities	3,815,381	0	0	3,815,381
Corporate bonds and notes	0	121,255,606	0	121,255,606
Foreign corporate bonds and notes	0	22,640,873	0	22,640,873
Investment companies	2,700,578	0	0	2,700,578
Loans	0	9,156,717	0	9,156,717
Municipal obligations	0	11,385,699	0	11,385,699
Preferred stocks
Energy	1,122,867	0	0	1,122,867
Yankee corporate bonds and notes	0	34,602,159	0	34,602,159
Short-term investments
Investment companies	15,758,131	0	0	15,758,131
Total assets	$142,412,140	$199,912,286	$1,973,079	$344,297,505
Liabilities
Forward foreign currency contracts	$0	$529,330	$0	$529,330
Futures contracts	221,196	0	0	221,196
Total liabilities	$221,196	$529,330	$0	$750,526
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $2,017,000 was segregated as cash collateral for these open futures contracts.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$0	$644,811	$0	$0	$0	$1,299,937	$28,331	$0	$1,973,079
Loans	740,097	213,150	(971,631)	433	(12,731)	30,682	0	0	0
	$740,097	$857,961	$(971,631)	$433	$(12,731)	$1,330,619	$28,331	$0	$1,973,079
24 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)

Net Change in Unrealized Gains (Losses) on Investments Held at June 30, 2025
Investments in:
Common stocks	$1,299,937
Loans	0
$1,299,937

Level 3 Security Types	Fair value at June 30, 2025	Valuation technique	Significant unobservable input	Weighted average	Range	Impact to valuation from an increase to input*
Common Stocks	$1,973,079	Market Approach	Single broker quote	N/A	N/A	Increase/Decrease
* Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Allspring Diversified Income Builder Fund | 25